STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Apr. 30, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 508,481	$ 1,863,343	$ 1,863,343
Research & Development Expenses	2,215,834	2,446,710	4,428,743	4,434,401	8,078,901	4,904,298	23,156,740	27,585,483
General & Administrative Expenses	1,013,993	961,645	2,045,385	1,943,601	4,939,935	3,530,198	21,179,833	23,225,218
Total Operating expenses	3,229,827	3,408,355	6,474,128	6,378,002	13,018,836	8,434,496	44,336,573	50,810,701
Loss from Operations	(3,229,827)	(3,408,355)	(6,474,128)	(6,378,002)	(13,018,836)	(7,926,015)	(42,473,230)	(48,947,358)
Other Income (expense):
Interest expense	(1,579,626)	(418,697)	(3,196,508)	(951,045)	(4,698,983)	(3,814,863)	(10,449,337)	(13,645,845)
Other Income	(6,404)	20,277	340	57,606	(45,700)	80,161	280,918	248,047
Gain (Loss) on note retirement	(335,476)	5,904	(421,893)	5,904	461,594	123,963	1,194,845	772,952
Write-off of intangible assets					(33,211)	0	(33,211)
Net changes in fair value of common stock warrant liability and embedded derivative liability	2,749,770	(5,834,546)	3,589,520	(1,992,685)	9,763,113	445,576	14,411,686	18,001,206
Net Loss before benefit for income taxes	(2,401,563)	(9,635,417)	(6,502,669)	(9,258,222)	(8,495,212)	(11,091,178)	(37,068,329)	(43,570,998)
Income tax benefit	0	0	346,787	379,472	379,472	278,978	1,580,473	1,927,260
Net Loss	(2,401,563)	(9,635,417)	(6,155,882)	(8,878,750)	(8,115,740)	(10,812,200)	(35,487,856)	(41,643,738)
Dividends attributable to preferred shares	185,000	179,666	370,000	1,168,686	1,538,686	0	1,582,570	1,952,570
Net Loss applicable to Common Stock	$ (2,586,563)	$ (9,815,083)	$ (6,525,882)	$ (10,047,436)	$ (9,654,426)	$ (10,812,200)	$ (37,070,426)	$ (43,596,308)
Net Loss per share, basic (in dollars per share)					$ (0.04)	$ (0.07)
Net Loss per share, diluted (in dollars per share)					$ (0.04)	$ (0.07)
Net Loss per share, basic and diluted (in dollars per share)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.05)
Weighted average number of shares outstanding, basic (in shares)		213,370,738	273,945,902	210,079,887	222,918,519	150,928,808
Weighted average number of shares outstanding, diluted					222,918,519	150,928,808
Weighted average number of shares outstanding, basic and diluted	285,322,425	213,370,738	273,945,902	210,079,887